UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2010

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernadette Parrish
Title:  Chief Compliance Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


 Bernadette Parrish	  West Conshohocken, PA         10/26/2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              33
                                                  -----------------------

Form 13F Information Table Value Total:             161567 (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORPORATION              COM      20002101          513       15539SH         SOLE            NONE      15539
COCA COLA COMPANY                 COM     191216100          203        3315SH         SOLE            NONE       3315
GUGNHEIM EXCH TRD FD S&P GLBL ETF COM     18383Q507         1853       94579SH         SOLE            NONE      94579
INVESCO VAN KAMPEN TR INVT GRDE M COM     46131M106          434       28937SH         SOLE            NONE      28937
ISHARES IBOXX INVESTOP $CORP BD   COM     464287242         8552       75846SH         SOLE            NONE      75846
ISHARES S&P 500 GROWTH  IDX FD    COM     464287309        19390      310095SH         SOLE            NONE     310095
ISHARES S&P MIDCP 400 GRWTH IDX   COM     464287606         2657       29080SH         SOLE            NONE      29080
ISHARES S&P SM CAP GROWTH 600     COM     464287887         2631       40029SH         SOLE            NONE      40029
ISHARES TR BRCLYS BD 1-3 YR CRD   COM     464288646         5009       47682SH         SOLE            NONE      47682
ISHARES TR BRCLYS BD 1-3 YR TRS   COM     464287457         5989       70888SH         SOLE            NONE      70888
ISHARES TR BRCLYS BD 3-7 YR TRS   COM     464288661          783        6588SH         SOLE            NONE       6588
ISHARES TR BRCLYS AGGREG BD       COM     464287226        21529      198220SH         SOLE            NONE     198220
ISHARES TR BRCLYS TIPSBOND FUND   COM     464287176        10545       94032SH         SOLE            NONE      94032
ISHARES TR IBOXX $ HI YLD CORP    COM     464288513         5060       55811SH         SOLE            NONE      55811
IVERNIA INC F                     COM     46582W108           41      100000SH         SOLE            NONE     100000
J M A R TECHNOLOGIES INC          COM     466212107           54       27200SH         SOLE            NONE      27200
JOHNSON & JOHNSON                 COM     478160104          559        8727SH         SOLE            NONE       8727
MEDCOHEALTH SOLUTIONS             COM     58405U102          449        8632SH         SOLE            NONE       8632
MERCK & CO INC NEW                COM     58933Y105         1382       36881SH         SOLE            NONE      36881
PURE BIOSCIENCE                   COM     746218106           68       25978SH         SOLE            NONE      25978
SPDR S&P 500 TR EXP 1.22.18       COM     78462F103          224        1880SH         SOLE            NONE       1880
SPDR GOLD TRUST SPDR              COM     78463V107         4461       34108SH         SOLE            NONE      34108
VANGUARD BOND IX INT              COM     921937819          864        9918SH         SOLE            NONE       9918
VANGUARD BOND IX SHORTTERM BD     COM     921937827         1234       15061SH         SOLE            NONE      15061
VANGUARD BOND IX TTL BD MKT       COM     921937835         2043       24684SH         SOLE            NONE      24684
VANGUARD PACIFIC                  COM     922042866         4229       75674SH         SOLE            NONE      75674
VANGUARD REIT                     COM     922908553         4394       78771SH         SOLE            NONE      78771
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133         6274      270648SH         SOLE            NONE     270648
WISDOMTREE EMG MKTS EQ INC FD     COM     97717W315         6976      120622SH         SOLE            NONE     120622
WISDOMTREE GLBL EQ INC FD         COM     97717W877        13343      311451SH         SOLE            NONE     311451
WISDOMTREE LARGECAP DIV           COM     97717W307        24412      551930SH         SOLE            NONE     551930
WISDOMTREE MIDCAP DIV             COM     97717W505         2717       55806SH         SOLE            NONE      55806
WISDOMTREE SMALLCAP DIV           COM     97717W604         2752       61862SH         SOLE            NONE      61862


TOTAL                                                 $161568(x1000)

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